E1 Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
E1 Equity

Equity
Capital stock

Capital stock
Parent Company	Class A shares	Class B shares	Total
December 31, 2022	1,309	15,363	16,672
December 31, 2021	1,309	15,363	16,672
The capital stock of the Parent Company is divided into two classes: Class A shares (quota value SEK 5.00) and Class B shares (quota value SEK 5.00). Both classes have the same rights of participation in the net assets and earnings. Class A shares, however, are entitled to one vote per share while Class B shares are entitled to one tenth of one vote per share.
At December 31, 2022, the total number of treasury shares was 4,009,306 (4,009,306 in 2021 and 6,043,960 in 2020) Class B s
har
es.

Number of shares
2022	Class A shares	Class B shares	Total
As of January 1	261,755,983	3,072,395,752	3,334,151,735
As of December 31	261,755,983	3,072,395,752	3,334,151,735

2021	Class A shares	Class B shares	Total
As of January 1	261,755,983	3,072,395,752	3,334,151,735
As of December 31	261,755,983	3,072,395,752	3,334,151,735
Dividend proposal
The Board of Directors propose to the Annual General Meeting a dividend to the shareholders of SEK 2.70 per share (SEK 2.50 in 2021 and SEK 2.00 in 2020), representing a total dividend of SEK 9.0 (8.3) billion. The dividend is proposed to be paid in two equal installments, SEK 1.35 per share with the record date March 31, 2023 (payment date April 5, 2023), and SEK 1.35 per sh ar
e with the record date September 29, 2023 (payment date October 4, 2023).
Additional paid in capital
Additional paid in capital relates to payments made by owners and includes share premiums paid.
Other reserves
Other reserves include translation reserves, cash flow hedges and revaluation of borrowings.
Translation reserves
The translation reserves comprise all foreign currency translation reserves arising from the translation of the financial statements of foreign operations to the Group presentation currency and changes regarding revaluation of excess value in local currency.
Cash flow hedge reserve
For further information, see note F1 “Financial risk management.”
Revaluation of borrowings
For further information, see note F4 “Interest-bearing liabilities.”
Retained earnings
Retained earnings, including net income for the year, comprise the earned profits of the Parent Company and its share of net income in subsidiaries, joint ventures and associated companies. Retained earnings also include remeasurements related to post-employment benefits.
Remeasurements related to post-employment benefits
Actuarial gains and losses resulting from experience-based events and changes in actuarial assumptions, fluctuations in the effect of the asset ceiling, and adjustments related to the Swedish special payroll taxes. For more information, see note G1 “Post-employment benefits.”
Non-controlling
interests
Equity in a subsidiary not attributable, directly or indirectly, to a parent.

Other reserves
	2022				2021
SEK million	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves
Opening balance	1,206	(411)	(341)	454	(2,424)	101	(366)	(2,689)
Other comprehensive income
Items that will not be reclassified to profit or loss
Revaluation of borrowings due to change in credit risk	—	—	1,030	1,030	—	—	31	31
Cash flow hedge reserve
Gains/losses arising during the period	—	3,703	—	3,703	—	—	—	—
Transfer to goodwill	—	(3,677)	—	(3,677)	—	—	—	—
Tax on items that will not be reclassified to profit or loss	—	(758)	(212)	(970)	—	—	(6)	(6)
Items that have been or may be reclassified to profit or loss
Cash flow hedge reserve
Gains/losses arising during the period	—	(701)	—	(701)	—	(542)	—	(542)
Reclassification to profit and loss	—	280	—	280	—	(96)	—	(96)
Translation reserves
Changes in translation reserves	7,273	—	—	7,273	3,556	—	—	3,556
Reclassification to profit and loss	(85)	—	—	(85)	46	—	—	46
Share of other comprehensive income of JV and associated companies	49	—	—	49	28	—	—	28
Tax on items that have been or may be reclassified to profit or loss	—	87	—	87	—	126	—	126
Other comprehensive income, net of tax	7,237	(1,066)	818	6,989	3,630	(512)	25	3,143
Total comprehensive income	7,237	(1,066)	818	6,989	3,630	(512)	25	3,143
Transfer to retained earnings	—	758	—	758	—	—	—	—
Closing balance	8,443	(719)	477	8,201	1,206	(411)	(341)	454